Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents, and restricted cash are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022
	$	$	$	$
Cash and cash equivalents	940,735	685,331	480,080	309,857
Restricted cash – current (1)	692	3,673	691	3,714
Restricted cash – non-current (2)	—	—	—	3,135
	941,427	689,004	480,771	316,706

Changes in Non-cash Working Capital Items Related to Operating Activities	The changes in operating assets and liabilities for the years ended December 31, 2025, 2024 and 2023, are as follows:

	Year Ended December 31,
	2025	2024	2023
	$	$	$

Accounts receivable, including other current assets	5,749	35,228	23,043
Bunker and lube oil inventory	7,967	6,132	6,152
Prepaid expenses	(4,164)	9,345	13,290
Accounts payable	(5,705)	(8,248)	(13,417)
Accrued liabilities and other	(6,061)	(1,886)	(4,399)
Deferred revenue	3,226	(870)	1,752
Asset retirement obligation expenditures	—	(2,974)	(3,852)
Dry dock expenses	(20,591)	(28,495)	(16,230)
	(19,579)	8,232	6,339